Intangible Assets and Goodwill - Schedule of Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ (111,421)	$ (78,853)	$ (43,751)
Intangible assets and goodwill at end of period	(112,830)	(111,421)	(78,853)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(93,678)	(17,832)	(61)
Intangible assets and goodwill at end of period	(93,655)	(93,678)	(17,832)
Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(69,632)	(50,781)	(14,878)
Intangible assets and goodwill at end of period	(69,706)	(69,632)	(50,781)
Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(21,868)	(21,138)	(28,873)
Intangible assets and goodwill at end of period	(24,606)	(21,868)	(21,138)
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(11,020)	(2,255)	0
Intangible assets and goodwill at end of period	(10,827)	(11,020)	(2,255)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(4,767)	(3,217)	0
Intangible assets and goodwill at end of period	(4,017)	(4,767)	(3,217)
Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,937)	(1,462)	0
Intangible assets and goodwill at end of period	(3,608)	(3,937)	(1,462)
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(197)	0	0
Intangible assets and goodwill at end of period	(66)	(197)	0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(159,814)	(98,100)	(44,431)
Acquisitions through business combinations		29,240	7,900
Additions	10,071	33,999	43,967
Transfers		0	0
Effect of movements in foreign exchange	(3,289)	(1,525)	1,802
Intangible assets and goodwill at end of period	(166,596)	(159,814)	(98,100)
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(93,678)	(17,832)	(61)
Acquisitions through business combinations		75,846	17,771
Additions		0	0
Transfers		0	0
Effect of movements in foreign exchange	(23)	0	0
Intangible assets and goodwill at end of period	(93,655)	(93,678)	(17,832)
Cost | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(109,356)	(69,062)	(15,558)
Acquisitions through business combinations		8,550	0
Additions		0	940
Transfers	6,803	33,056	51,932
Effect of movements in foreign exchange	(2,759)	(1,312)	632
Intangible assets and goodwill at end of period	(113,400)	(109,356)	(69,062)
Cost | Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(21,868)	(21,138)	(28,873)
Acquisitions through business combinations		0	0
Additions	10,071	33,999	43,027
Transfers	(6,803)	(33,056)	(51,932)
Effect of movements in foreign exchange	(530)	(213)	1,170
Intangible assets and goodwill at end of period	(24,606)	(21,868)	(21,138)
Cost | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(14,700)	(3,100)	0
Acquisitions through business combinations		11,600	3,100
Additions		0	0
Transfers			0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	(14,700)	(14,700)	(3,100)
Cost | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(8,300)	(3,300)	0
Acquisitions through business combinations		5,000	3,300
Additions		0	0
Transfers			0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	(8,300)	(8,300)	(3,300)
Cost | Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(5,000)	(1,500)	0
Acquisitions through business combinations		3,500	1,500
Additions		0	0
Transfers			0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	(5,000)	(5,000)	(1,500)
Cost | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(590)	0	0
Acquisitions through business combinations		590	0
Additions		0	0
Transfers		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	(590)	(590)	0
Amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	48,393	19,247	680
Amortization for the period	6,467	28,990	11,123
Impairment charge		(941)	(6,436)
Effect of movements in foreign exchange	(1,094)	(785)	1,008
Intangible assets and goodwill at end of period	53,766	48,393	19,247
Amortization and impairment | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Amortization for the period		0	0
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period		0	0
Amortization and impairment | Development Costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	39,724	18,281	680
Transfers	6,800
Amortization for the period	5,064	21,287	10,157
Impairment charge		(941)	(6,436)
Effect of movements in foreign exchange	(1,094)	(785)	1,008
Intangible assets and goodwill at end of period	43,694	39,724	18,281
Amortization and impairment | Intangibles under Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Amortization for the period		0	0
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period		0	0
Amortization and impairment | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,680	845	0
Amortization for the period	193	2,835	845
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	3,873	3,680	845
Amortization and impairment | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,533	83	0
Amortization for the period	750	3,450	83
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	4,283	3,533	83
Amortization and impairment | Physician Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,063	38	0
Amortization for the period	329	1,025	38
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	1,392	1,063	38
Amortization and impairment | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	393	0	0
Amortization for the period	131	393	0
Impairment charge		0	0
Effect of movements in foreign exchange		0	0
Intangible assets and goodwill at end of period	$ 524	$ 393	$ 0